Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277


May 1, 2019

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     Brighthouse Life Insurance Company
        File No. 333-156911
        (Brighthouse Retirement Perspectives)
        Rule 497(j) Certification
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Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the "Company"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated April 29, 2019 and Statement of Additional Information ("SAI") dated April 29, 2019 being used for certain variable annuity contracts offered by the Company and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 12 for the Company filed electronically with the Commission on April 4, 2019.

If you have any questions, please contact me at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate
Associate General Counsel
Brighthouse Life Insurance Company